Quarterly Holdings Report
for
Fidelity® Overseas Fund
January 31, 2023
OVE-NPRT1-0423
1.813070.118
Common Stocks - 98.7%
	Shares	Value ($)
Bailiwick of Jersey - 2.5%
Experian PLC	1,994,100	72,923,251
Ferguson PLC	690,100	96,649,719
JTC PLC (a)	2,649,000	23,481,243
TOTAL BAILIWICK OF JERSEY		193,054,213
Belgium - 1.2%
Azelis Group NV	658,300	17,734,324
KBC Group NV	978,390	72,179,743
TOTAL BELGIUM		89,914,067
Bermuda - 0.5%
Hiscox Ltd.	2,935,313	40,693,413
Canada - 1.5%
Constellation Software, Inc.	59,400	104,945,878
Topicus.Com, Inc. (b)	122,288	7,059,443
TOTAL CANADA		112,005,321
Denmark - 3.3%
Carlsberg A/S Series B	303,600	43,099,567
DSV A/S	722,300	118,858,024
Novo Nordisk A/S Series B	659,700	91,295,802
TOTAL DENMARK		253,253,393
Finland - 1.1%
Nordea Bank ABP	7,207,600	83,933,362
France - 17.8%
Air Liquide SA	647,129	103,039,838
ALTEN	493,956	75,556,500
Antin Infrastructure Partners SA	198,900	4,480,371
BNP Paribas SA	1,492,200	102,487,085
Capgemini SA	600,933	113,609,620
Edenred SA	1,938,379	105,344,363
EssilorLuxottica SA (c)	598,413	109,229,812
LVMH Moet Hennessy Louis Vuitton SE	288,363	251,733,819
Pernod Ricard SA	539,800	111,441,594
Safran SA	783,600	112,678,127
Teleperformance	401,166	111,212,542
TotalEnergies SE (c)	2,777,544	171,709,976
TOTAL FRANCE		1,372,523,647
Germany - 7.6%
Allianz SE	428,601	102,484,443
Deutsche Borse AG	537,091	96,108,299
Hannover Reuck SE	464,900	94,108,466
Infineon Technologies AG	2,427,900	87,429,761
Merck KGaA	591,900	123,546,286
Siemens Healthineers AG (a)	1,475,900	79,150,529
TOTAL GERMANY		582,827,784
Hong Kong - 2.1%
AIA Group Ltd.	14,169,800	160,227,111
Chervon Holdings Ltd.	699,700	3,513,107
TOTAL HONG KONG		163,740,218
India - 1.6%
HCL Technologies Ltd.	2,077,700	28,711,552
HDFC Bank Ltd. (b)	4,972,900	98,067,910
TOTAL INDIA		126,779,462
Ireland - 3.8%
Flutter Entertainment PLC (b)	295,174	45,670,111
ICON PLC (b)	311,400	71,843,094
Kingspan Group PLC (Ireland)	1,160,000	74,152,327
Linde PLC	316,700	104,808,698
TOTAL IRELAND		296,474,230
Italy - 2.1%
FinecoBank SpA	4,669,000	83,498,610
GVS SpA (a)(b)(c)	528,100	2,782,204
Recordati SpA	1,698,130	74,084,877
TOTAL ITALY		160,365,691
Japan - 11.6%
Bandai Namco Holdings, Inc.	102,600	6,861,250
BayCurrent Consulting, Inc.	598,000	25,420,724
Capcom Co. Ltd.	944,700	30,611,889
FUJIFILM Holdings Corp.	1,063,600	56,286,973
Hoya Corp.	1,003,900	110,400,830
Iriso Electronics Co. Ltd.	501,900	16,842,763
Misumi Group, Inc.	1,737,300	43,723,458
NOF Corp.	941,400	40,101,020
Olympus Corp.	4,184,500	78,667,041
Persol Holdings Co. Ltd.	2,299,400	50,415,541
Relo Group, Inc.	1,741,700	29,515,564
SMC Corp.	154,000	78,218,295
Sony Group Corp.	1,419,900	126,870,320
Suzuki Motor Corp.	1,410,600	52,886,497
TIS, Inc.	1,338,700	38,601,885
Tokio Marine Holdings, Inc.	3,636,600	76,167,545
Tokyo Electron Ltd.	100,500	35,127,195
TOTAL JAPAN		896,718,790
Kenya - 0.2%
Safaricom Ltd.	99,329,800	18,669,215
Luxembourg - 0.9%
Eurofins Scientific SA	943,200	67,409,788
Netherlands - 7.7%
ASM International NV (Netherlands)	218,000	73,042,999
ASML Holding NV (Netherlands)	365,400	241,766,001
Euronext NV (a)	615,280	49,699,393
IMCD NV	622,424	98,150,730
Wolters Kluwer NV	1,174,700	127,899,072
TOTAL NETHERLANDS		590,558,195
Spain - 1.2%
Amadeus IT Holding SA Class A (b)	1,500,557	94,541,021
Sweden - 5.0%
Addlife AB	2,778,272	29,144,014
AddTech AB (B Shares)	3,841,696	61,128,578
Atlas Copco AB (A Shares)	7,024,444	83,352,501
Hexagon AB (B Shares)	7,868,642	90,202,225
Indutrade AB	4,506,101	99,536,158
Kry International AB (b)(d)(e)	2,787	501,901
Nordnet AB	1,189,863	19,268,599
TOTAL SWEDEN		383,133,976
Switzerland - 9.1%
Compagnie Financiere Richemont SA Series A	950,750	146,565,081
Julius Baer Group Ltd.	1,286,924	82,093,240
Nestle SA (Reg. S)	2,141,290	261,256,771
Partners Group Holding AG	66,700	62,219,334
Sika AG	420,382	119,450,234
Sonova Holding AG	120,021	29,877,429
TOTAL SWITZERLAND		701,462,089
Taiwan - 0.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,125,000	37,467,000
United Kingdom - 11.4%
AstraZeneca PLC (United Kingdom)	1,357,400	177,836,429
BAE Systems PLC	6,056,800	64,117,602
Beazley PLC	4,595,935	37,679,555
Compass Group PLC	5,341,398	127,595,435
Dechra Pharmaceuticals PLC	948,595	33,517,163
Diageo PLC	3,553,000	155,358,869
Diploma PLC	1,567,295	52,750,142
London Stock Exchange Group PLC	36,300	3,323,083
RELX PLC (London Stock Exchange)	4,016,300	119,320,008
Rentokil Initial PLC	12,425,315	75,340,070
Volution Group PLC	7,215,267	33,535,439
TOTAL UNITED KINGDOM		880,373,795
United States of America - 6.0%
CBRE Group, Inc. (b)	769,300	65,782,843
Equifax, Inc.	161,400	35,863,080
Intercontinental Exchange, Inc.	591,800	63,648,090
Marsh & McLennan Companies, Inc.	647,200	113,201,752
Moody's Corp.	84,627	27,313,364
S&P Global, Inc.	245,805	92,162,127
Thermo Fisher Scientific, Inc.	106,300	60,626,079
TOTAL UNITED STATES OF AMERICA		458,597,335
TOTAL COMMON STOCKS (Cost $5,585,954,211)		7,604,496,005

Nonconvertible Preferred Stocks - 0.1%
	Shares	Value ($)
Sweden - 0.1%
Kry International AB Series E (b)(d)(e) (Cost $7,360,943)	16,101	2,899,571

Money Market Funds - 1.0%
	Shares	Value ($)
Fidelity Cash Central Fund 4.38% (f)	49,268,403	49,278,257
Fidelity Securities Lending Cash Central Fund 4.38% (f)(g)	29,279,262	29,282,190
TOTAL MONEY MARKET FUNDS (Cost $78,560,447)		78,560,447

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,671,875,601)	7,685,956,023
NET OTHER ASSETS (LIABILITIES) - 0.2%	16,238,413
NET ASSETS - 100.0%	7,702,194,436

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $155,113,369 or 2.0% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $3,401,472 or 0.0% of net assets.

(e)	Level 3 security
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Kry International AB	5/14/21	1,210,410

Kry International AB Series E	5/14/21	7,360,943

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	214,978,741	283,571,960	449,272,444	852,104	-	-	49,278,257	0.1%
Fidelity Securities Lending Cash Central Fund 4.38%	17,314,388	337,354,588	325,386,786	379,641	-	-	29,282,190	0.1%
Total	232,293,129	620,926,548	774,659,230	1,231,745	-	-	78,560,447

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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